Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 107,242	$ 91,241
Accounts receivable - net (notes 3 and 9)	31,927	23,440
Inventories (note 4)	14,329	10,530
Prepaid expenses and deposits (including prepaid expenses to related party of 2012 - $156, 2013 - $161)(notes 12(b))	1,150	1,072
Deferred tax assets (note 10)	2,602
Total current assets	157,250	126,283
Property, plant and equipment (notes 6 and 9)	67,963	69,171
Prepaid land lease payments (note 7)	10,948	10,912
Long-term inventories (note 5)	2,781	28
Long-term prepaid expenses (including prepaid expenses to related party of2012 - $261, 2013 -$145) (note 12 (b))	154	290
Prepayments for acquisition of equipment	708	483
Deferred tax assets (note 10)	117	446
Licenses (note 8)	772	1,150
Total assets	240,693	208,763
Current liabilities
Bank loan and current portion of long-term debt	16,217	3,329
Current portion of loan from a non-controlling shareholder (note 12(a))	3,324
Accounts payable and accrued liabilities(note13)	28,037	24,778
Income tax payable (note 10)	246	239
Deferred revenue (note 19)	875	1,378
Deferred government grants (note 18)	458	431
Total current liabilities	49,157	30,155
Deferred government grants (note 18)	4,746	4,069
Long- term debt	32,146	31,181
Loan from a non-controlling shareholder (note 12(a))		3,230
Deferred revenue (note 19)	11,005	10,693
Total long term liabilities	47,897	49,173
Total liabilities	97,054	79,328
Commitments and contingencies (notes 14 and 22)
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil
Common stock (note 15) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 55,570,361 (2012-55,091,561)	56	55
Additional paid-in capital	107,393	106,246
Accumulated other comprehensive income	14,141	11,771
Statutory surplus reserves (note 17)	11,808	11,808
Accumulated deficit	(4,714)	(12,156)
Total stockholders' equity	128,684	117,724
Non-controlling interests (note 11)	14,955	11,711
Total equity	143,639	129,435
Total liabilities and equity	$ 240,693	$ 208,763